Property and Equipment, Net (Tables) - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property and Equipment Balances

(in thousands)	2016	2015
Computer and other equipment	$356,358	346,387
Buildings and improvements	246,577	244,938
Furniture and other equipment	141,836	138,727
Land	15,877	16,577
Other	2,387	597
Total property and equipment	763,035	747,226
Less accumulated depreciation and amortization	480,690	457,328
Property and equipment, net	$282,345	289,898

Asset Under Capital Lease

(in thousands)	2016	2015
Computer and other equipment	$51,702	55,450
Furniture and other equipment	5,412	5,374
Total equipment	57,114	60,824
Less accumulated depreciation:
Computer and other equipment	(39,060)	(36,134)
Furniture and other equipment	(3,788)	(2,731)
Total accumulated depreciation	(42,848)	(38,865)
Total equipment, net	$14,266	21,959